Segments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Mar. 20, 2013
Numbers of vessels owned	2
Assets	$ 1,324,205	$ 1,105,684
Cash and cash equivalents	272,673	733,896	0
Other	19,543	35
Capesize [Member]
Assets	438,256	54,772
Kamsarmax
Assets	236,278	132,114
Scorpio Ultramax Pool
Assets	288,828	184,905
Corporate Segment [Member]
Cash and cash equivalents	265,818	733,818
Other	$ 95,025	$ 75